Fair Value Measurements - Interest Rate Swaps (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Derivatives Fair Value [Line Items]
Notional Amount	$ 428,836
Interest Rate Swap 1
Derivatives Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	1.7925%
Notional Amount	$ 93,180
Interest Rate Swap2
Derivatives Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	1.8075%
Notional Amount	$ 93,180
Interest Rate Swap 3
Derivatives Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	2.0675%
Notional Amount	$ 37,272
Interest Rate Swap 4
Derivatives Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	1.845%
Notional Amount	$ 93,180
Interest Rate Swap 5
Derivatives Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	1.8025%
Notional Amount	$ 55,908
Interest Rate Swap 6
Derivatives Fair Value [Line Items]
Counterparty	HSH - Star Challenger
Inception	Sep. 30, 2014
Expiry	Sep. 28, 2018
Fixed Rate	1.765%
Notional Amount	$ 6,406
Interest Rate Swap 7
Derivatives Fair Value [Line Items]
Counterparty	HSH - Star Fighter
Inception	Sep. 30, 2014
Expiry	Sep. 28, 2018
Fixed Rate	1.765%
Notional Amount	$ 6,562
Interest Rate Swap 8
Derivatives Fair Value [Line Items]
Counterparty	Credit Agricole - Star Borealis
Inception	Nov. 10, 2014
Expiry	Aug. 09, 2018
Fixed Rate	1.72%
Notional Amount	$ 21,015
Interest Rate Swap 9
Derivatives Fair Value [Line Items]
Counterparty	Credit Agricole - Star Polaris
Inception	Aug. 11, 2014
Expiry	Nov. 09, 2018
Fixed Rate	1.705%
Notional Amount	$ 22,133